Intangible Assets, Net - Additional Information (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Intangible Assets Excluding Licensed Copyrights
Finite And Indefinite Lived Intangible Assets [Line Items]
Amortization of intangible assets	¥ 75.6	$ 10.8	¥ 95.6	¥ 179.4